UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Brian C. Janssen

American Funds Strategic Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Strategic Bond FundSM Semi-annual report for the six months ended June 30, 2019

Our distinctive
approach relies
on flexibility in the
pursuit of enhanced
long-term results.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2019:

Class A shares	1 year	Lifetime (since 3/18/16)

Reflecting 3.75% maximum sales charge	4.51%	2.49%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operation expense ratio was 0.95% for Class A shares as of the prospectus dated March 1, 2019 (as supplemented to date). The net expense ratio was 0.91%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least July 1, 2020. The adviser may elect to extend, modify or terminate the reimbursement at that time. The investment results and net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses higher. Refer to the fund’s most recent prospectus for details.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Expectations of easier monetary policy pushed bond yields lower and contributed to strong fixed income returns during the first half of American Funds Strategic Bond Fund’s fiscal year.

For the six months ended June 30, 2019, the fund gained 6.82%, with all distributions reinvested. By comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — the core bond benchmark that the fund seeks to outpace — returned 6.11%. The fund’s peer group, as measured by the Lipper Core Plus Bond Funds Average rose 6.78%.

During the six-month period, the fund paid dividends totaling 6 cents a share, resulting in an income return of 0.61% for those investors who reinvested dividends or took their dividends in cash.

Bond market overview

After signaling more rate hikes in late 2018, the U.S. Federal Reserve backtracked at the very end of the year following sharp equity volatility. In the early months of 2019, the Fed’s communication continued to underscore the theme that rate cuts were more likely than hikes, as inflation weakened and some economic indicators like manufacturing data looked to be softening.

Results at a glance

For periods ended June 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 3/18/16)

American Funds Strategic Bond Fund (Class A shares)	6.82%	8.61%	2.94%	3.69%
Bloomberg Barclays U.S. Aggregate Index*	6.11	7.87	2.31	2.98
Lipper Core Plus Bond Funds Average†	6.78	7.75	3.07	3.81

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at americanfunds.com.

American Funds Strategic Bond Fund	1

Central banks around the world followed suit, projecting easier monetary policy. This led markets to rally broadly and yields to fall across bond maturities. The benchmark 10-year Treasury yield declined 69 basis points to 2% — the lowest level in two years.

Bond yields declined globally as well, even turning negative in some regions. At the end of June, total outstanding negative-yielding debt exceeded $13 trillion, surpassing the levels seen during the ultra-low rate environment experienced in 2016.

Credit had a strong first half of 2019. Investment-grade corporate bonds gained 9.85%, as the bonds’ spread to Treasuries — the premium investors demand for taking credit risk — tightened 38 basis points to 115 basis points. Corporate issuance for the year has been relatively modest, down nearly 13% from 2018.

Inside the portfolio

The fund’s managers considered market conditions along with their outlook and analyst research to determine which levers to pull from rate and curve positioning to credit and extended sector opportunities to outpace the benchmark in the first half of the year. They believed that the Treasury yield curve would steepen, meaning that shorter term rates would fall by more than longer term rates. This expectation was based on indications that the U.S. economy is late in its economic cycle, when the Fed usually signals rate cuts and the curve tends to steepen. This is what happened over the period, which resulted in curve positioning having a positive impact.

Security selection also contributed to results. Here, managers took advantage of our analysts’ views of the best opportunities in fixed income markets. For example, some pockets of investment-grade corporate bonds were seen as having a good value, and ended up being additive to results. Investments in industrial sector bonds, within investment-grade corporates, provided a tailwind.

2	American Funds Strategic Bond Fund

Managers also saw value in Treasury Inflation-Protected Securities (TIPS), based on attractive market pricing. TIPS helped relative results, as their returns outpaced nominal Treasuries. Due to a view that mortgage-backed securities (MBS) looked expensive, the portfolio held a smaller portion than the index. This enhanced relative results from an allocation standpoint, as MBS underperformed most other sectors.

To manage duration and curve positioning, the fund held both cash bonds and derivatives, such as interest rate swaps and futures. The fund primarily used these derivatives to shift interest rate exposure away from long maturities and toward intermediate maturities. These interest rate derivatives, together with cash positions, contributed positively to results. The fund also owned credit default swaps to cut credit risk exposure. Losses from those swaps exceeded gains from the fund’s cash position in corporate bonds.

Looking ahead

Economic indicators for the U.S. economy have become mixed. While moderate growth persists and the labor market continues to look very strong, manufacturing activity appears to be weakening. Trade tensions and global growth remain significant concerns. Success on a trade deal could help to lengthen the current economic expansion, while more turmoil could inspire fresh volatility.

However, central banks around the world appear ready to provide monetary stimulus should conditions deteriorate. The market has already priced Fed rate cuts for this and next year. As a result, if the U.S. economy continues to grow at a healthy clip, managers may consider revising their expectation that the yield curve will steepen. They will carefully watch economic indicators — especially inflation, which is a key metric for the Fed — in the second half of 2019 to determine how to treat credit and interest rate risk. If their inflation expectations begin to increase, then central banks could feel less comfortable loosening financial conditions and TIPS may become more attractive.

American Funds Strategic Bond Fund	3

Other imbalances also pose some concern, such as increased corporate borrowing and rising U.S. government deficits. The fund’s managers will monitor these and other trends as they evaluate their portfolio positioning and determine which high-conviction ideas are most likely to produce the strongest returns in this uncertain period.

We thank you for your support and look forward to reporting to you again in six months.

Cordially,

David A. Hoag

President

August 14, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2019, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.92%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

4	American Funds Strategic Bond Fund

Summary investment portfolio June 30, 2019	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	43.95%
AAA/Aaa	9.23
AA/Aa	1.54
A/A	12.37
BBB/Baa	15.54
Below investment grade	12.43
Unrated	.03
Short-term securities & other assets less liabilities	4.91

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.06%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 43.95%
U.S. Treasury 40.88%
U.S. Treasury 2.125% 2021	$225,000	$226,487
U.S. Treasury 2.50% 2021	3,240	3,276
U.S. Treasury 2.625% 2021	4,480	4,549
U.S. Treasury 2.00% 2024[1]	11,705	11,844
U.S. Treasury 2.375% 2029[1]	23,915	24,707
U.S. Treasury 2.875% 2049[1]	33,200	35,581
U.S. Treasury 3.00% 2049	2,364	2,594
U.S. Treasury 1.75%–3.13% 2021–2028	9,735	10,009
		319,047

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 3.07%
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	$3,033	$3,918
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	1,715	1,802
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	21,498	18,252
		23,972

Total U.S. Treasury bonds & notes		343,019

Corporate bonds & notes 33.81%
Health care 6.90%
AstraZeneca PLC 3.375% 2025	3,600	3,768
Bayer US Finance II LLC 4.375% 2028[3]	2,912	3,071
Bristol-Myers Squibb Co. 3.40% 2029[3]	3,797	3,975
Cigna Corp. 4.375% 2028[3]	2,867	3,095
CVS Health Corp. 4.30% 2028	4,225	4,457
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	5,405	6,125
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	3,989
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,407
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	1,945
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	2,680	3,005
Other securities		14,994
		53,831

Energy 5.29%
Baker Hughes, a GE Co. 3.337% 2027	3,550	3,576
BP Capital Markets PLC 4.234% 2028	5,170	5,752
Petróleos Mexicanos 6.50% 2029	4,105	3,982
Petróleos Mexicanos 4.50%–5.35% 2026–2028	4,560	4,184
Other securities		23,800
		41,294

Consumer discretionary 3.65%
Lowe’s Companies, Inc. 4.55% 2049	2,500	2,698
Sands China Ltd. 4.60% 2023	4,040	4,253
Sands China Ltd. 5.40% 2028	5,500	5,984
Scientific Games Corp. 8.25% 2026[3]	2,795	2,942
Other securities		12,621
		28,498

Consumer staples 3.39%
Altria Group, Inc. 5.80% 2039	3,200	3,599
Altria Group, Inc. 5.95% 2049	3,235	3,684
Philip Morris International Inc. 3.375% 2029	3,810	3,929
Other securities		15,281
		26,493

Financials 2.68%
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[4]	3,600	3,841
Danske Bank AS 3.875% 2023[3]	4,600	4,690
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[4]	3,290	3,470
Other securities		8,882
		20,883

6	American Funds Strategic Bond Fund

	Principal amount (000)		Value (000)
Information technology 2.63%
Broadcom Inc. 4.75% 2029[3]		$5,860	$6,010
Broadcom Ltd. 3.875% 2027		2,170	2,129
Other securities			12,389
			20,528

Materials 2.60%
First Quantum Minerals Ltd. 6.50% 2024[3]		3,350	3,145
Other securities			17,134
			20,279

Communication services 2.53%
AT&T Inc. 4.35% 2029		2,500	2,684
Comcast Corp. 4.15% 2028		5,130	5,659
Other securities			11,435
			19,778

Industrials 2.46%
Beacon Roofing Supply, Inc. 4.875% 2025[3]		3,100	3,081
Other securities			16,085
			19,166

Utilities 1.36%
Other securities			10,647

Real estate 0.32%
Other securities			2,471

Total corporate bonds & notes			263,868

Mortgage-backed obligations 8.69%
Federal agency mortgage-backed obligations 8.69%
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[5]		3,485	3,877
Uniform Mortgage-Backed Security 3.50% 2049[5,6]		60,973	62,304
Other securities			1,682
			67,863

Bonds & notes of governments & government agencies outside the U.S. 6.26%
Argentine Republic 6.875% 2048		3,650	2,715
Brazil (Federative Republic of) 6.00% 2055[2]	BRL	7,175	2,629
Honduras (Republic of) 8.75% 2020		$2,529	2,716
India (Republic of) 7.61% 2030	INR	367,000	5,553
India (Republic of) 7.88% 2030		333,000	5,117
Italy (Republic of) 2.00% 2028		€4,800	5,554
Japan, Series 20, 0.10% 2025[2]		¥508,500	4,870
Ukraine Government 7.75% 2019		$3,900	3,919
United Kingdom 0.125% 2041[2]		£2,439	4,932
Other securities			10,837
			48,842

Municipals 1.63%
Other 1.63%
Other securities			12,702

Total municipals			12,702

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations 0.72%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,5]		$3,940	$4,123
Other securities			1,521
			5,644

Total bonds, notes & other debt instruments (cost: $727,523,000)			741,938

Preferred securities 0.03%		Shares
Consumer discretionary 0.03%
Other securities			246

Total preferred securities (cost: $132,000)			246

Short-term securities 10.75%
Money market investments 9.99%
Capital Group Central Cash Fund		779,908	77,983

	Principal amount (000)
Other short-term securities 0.76%
Nigerian Treasury Bill 12.14% due 2/27/2020	NGN	2,311,000	5,932

Total short-term securities (cost: $83,835,000)			83,915
Total investment securities 105.84% (cost: $811,490,000)			826,099
Other assets less liabilities (5.84)%			(45,583)

Net assets 100.00%			$780,516

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,407,000, which represented ..18% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2019 (000) [8]	Unrealized appreciation (depreciation) at 6/30/2019 (000)
30 Day Federal Funds Futures	Long	565	April 2020	$235,435	$231,857	$1,541
90 Day Euro Dollar Futures	Long	2,438	September 2019	609,500	597,280	697
90 Day Euro Dollar Futures	Short	2,438	September 2020	(609,500)	(600,022)	(796)
90 Day Euro Dollar Futures	Short	1,478	March 2021	(369,500)	(363,847)	(1,148)

8	American Funds Strategic Bond Fund

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [7]	6/30/2019 [8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Short	6	October 2019	$(1,200)	$(1,291)	$(3)
5 Year Euro-Bobl Futures	Long	209	September 2019	€20,900	31,950	135
5 Year U.S. Treasury Note Futures	Long	440	October 2019	$44,000	51,989	774
10 Year U.S. Treasury Note Futures	Long	1,716	September 2019	171,600	219,594	571
10 Year Ultra U.S. Treasury Note Futures	Long	696	September 2019	69,600	96,135	1,026
20 Year U.S. Treasury Bond Futures	Short	158	September 2019	(15,800)	(24,584)	(666)
30 Year Ultra U.S. Treasury Bond Futures	Long	86	September 2019	8,600	15,270	134
						$2,265

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 6/30/2019
(000)	(000)	Counterparty	Settlement date	(000)
JPY789,185	USD7,327	HSBC Bank	7/10/2019	— [9]
USD5,818	MXN115,000	Morgan Stanley	7/10/2019	$(162)
USD5,781	KRW6,833,000	JPMorgan Chase	7/11/2019	(139)
USD10,262	INR720,000	JPMorgan Chase	7/11/2019	(151)
PLN40,850	EUR9,535	JPMorgan Chase	7/15/2019	89
MXN30,388	USD1,528	Citibank	7/15/2019	51
EUR230	USD260	JPMorgan Chase	7/15/2019	2
EUR3,194	PLN13,600	JPMorgan Chase	7/15/2019	(7)
USD1,257	SGD1,715	HSBC Bank	7/15/2019	(11)
USD797	SEK7,500	Citibank	7/15/2019	(12)
CAD2,948	USD2,221	Bank of America, N.A.	7/16/2019	31
MXN40,000	USD2,104	UBS AG	7/16/2019	(26)
USD1,362	EUR1,200	Bank of America, N.A.	7/17/2019	(5)
USD1,768	MXN34,150	HSBC Bank	7/17/2019	(6)
USD1,243	CAD1,648	JPMorgan Chase	7/17/2019	(16)
USD3,097	SGD4,230	HSBC Bank	7/17/2019	(30)
CLP459,100	USD662	HSBC Bank	7/18/2019	15
EUR2,454	NOK24,000	JPMorgan Chase	7/18/2019	(20)
CLP3,700,000	USD5,309	Standard Chartered Bank	7/19/2019	153
JPY2,398,000	USD22,171	UBS AG	7/19/2019	108
COP9,580,000	USD2,923	Goldman Sachs	7/19/2019	53
USD5,705	BRL22,000	HSBC Bank	7/19/2019	(12)
USD4,707	KRW5,569,600	JPMorgan Chase	7/19/2019	(120)
CAD11,475	USD8,590	HSBC Bank	7/23/2019	179
CAD10,000	USD7,463	Morgan Stanley	7/23/2019	178
USD2,918	MXN56,200	Goldman Sachs	7/23/2019	2
USD9,241	CAD12,100	Morgan Stanley	7/23/2019	(5)
USD147	EUR130	Goldman Sachs	7/24/2019	(2)
USD1,726	MXN33,247	UBS AG	7/25/2019	1
USD2,059	JPY222,261	Morgan Stanley	7/25/2019	(7)

American Funds Strategic Bond Fund	9

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 6/30/2019
(000)	(000)	Counterparty	Settlement date	(000)
USD3,712	GBP2,960	JPMorgan Chase	7/25/2019	$(53)
USD2,635	SEK25,000	UBS AG	7/25/2019	(62)
EUR5,107	MXN110,000	Goldman Sachs	7/26/2019	117
AUD3,825	USD2,654	JPMorgan Chase	7/26/2019	34
EUR1,875	USD2,124	Bank of America, N.A.	7/26/2019	13
JPY390,000	USD3,631	UBS AG	7/26/2019	(6)
MXN158,075	USD7,540	Goldman Sachs	9/17/2019	583
USD8,014	MXN158,075	Goldman Sachs	9/17/2019	(108)
				$649

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.37375%	U.S. EFFR	7/31/2019		$6,373,900	$31	$—	$31
2.374%	U.S. EFFR	7/31/2019		5,709,700	29	—	29
2.325%	U.S. EFFR	7/31/2019		816,900	(31)	—	(31)
2.305%	U.S. EFFR	7/31/2019		816,800	(46)	—	(46)
2.354%	U.S. EFFR	7/31/2019		6,184,600	(78)	—	(78)
2.328%	U.S. EFFR	7/31/2019		3,260,000	(116)	(6)	(110)
2.329%	U.S. EFFR	7/31/2019		4,007,600	(140)	—	(140)
2.33875%	U.S. EFFR	9/18/2019		1,240,600	521	—	521
2.2125%	U.S. EFFR	10/30/2019		3,164,500	1,185	—	1,185
2.24%	U.S. EFFR	10/30/2019		1,407,900	572	—	572
U.S. EFFR	2.295%	10/30/2019		1,864,500	(876)	—	(876)
2.296%	U.S. EFFR	1/29/2020		3,087,100	2,579	—	2,579
U.S. EFFR	1.7645%	1/29/2020		2,820,000	(339)	—	(339)
U.S. EFFR	1.7885%	1/29/2020		3,465,600	(529)	—	(529)
U.S. EFFR	2.0135%	1/29/2020		3,461,800	(1,576)	—	(1,576)
U.S. EFFR	2.0675%	1/29/2020		4,008,000	(2,116)	—	(2,116)
(0.223)%	EONIA	2/1/2020		€55,500	90	—	90
(0.122)%	6-month EURIBOR	2/1/2020		56,100	80	—	80
(0.2305)%	EONIA	2/2/2020		109,500	171	—	171
1.997%	U.S. EFFR	2/13/2020		$100	— [9]	—	— [9]
2.284%	U.S. EFFR	5/31/2020		150,000	673	—	673
3-month USD-LIBOR	2.674%	5/31/2020		150,000	(823)	—	(823)
2.48%	U.S. EFFR	12/20/2020		304,886	3,765	—	3,765
2.3355%	U.S. EFFR	1/7/2021		59,116	632	—	632
2.094%	U.S. EFFR	2/13/2021		85,300	671	—	671
3-month USD-LIBOR	2.465%	2/13/2021		86,100	(823)	—	(823)
2.386%	U.S. EFFR	3/8/2021		582,985	7,683	—	7,683
2.1125%	U.S. EFFR	3/28/2021		92,400	836	—	836
3-month USD-LIBOR	2.367%	3/28/2021		344,400	(3,191)	—	(3,191)
2.19875%	U.S. EFFR	5/7/2021		94,400	1,085	—	1,085
1.7775%	3-month USD-LIBOR	6/21/2021		271,900	(133)	—	(133)
8.54%	28-day MXN-TIIE	1/6/2022	MXN	202,228	282	—	282

10	American Funds Strategic Bond Fund

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
8.44%	28-day MXN-TIIE	1/7/2022	MXN	227,772	$290	$—	$290
1.63%	U.S. EFFR	2/22/2022		$32,700	102	—	102
2.197%	U.S. EFFR	4/18/2022		91,900	1,754	—	1,754
6.99%	28-day MXN-TIIE	6/17/2022	MXN	130,000	(62)	—	(62)
2.5775%	U.S. EFFR	7/16/2022		$228,977	2,653	—	2,653
2.10125%	U.S. EFFR	1/12/2023		36,000	759	—	759
2.045%	3-month USD-LIBOR	3/24/2023		53,800	420	—	420
2.55%	U.S. EFFR	4/26/2023		50,000	1,977	—	1,977
2.5815%	U.S. EFFR	5/25/2023		96,000	3,986	—	3,986
2.437%	U.S. EFFR	5/31/2023		180,000	6,508	—	6,508
3-month USD-LIBOR	2.815%	5/31/2023		180,000	(7,341)	—	(7,341)
1.8875%	3-month USD-LIBOR	6/7/2023		33,600	147	—	147
1.569%	3-month USD-LIBOR	7/6/2023		40,500	(82)	—	(82)
1.615%	3-month USD-LIBOR	8/18/2023		73,000	(89)	—	(89)
3-month USD-LIBOR	3.09009%	10/31/2023		58,020	(3,277)	—	(3,277)
2.42%	3-month USD-LIBOR	11/18/2023		50,000	675	—	675
U.S. EFFR	2.4435%	12/20/2023		14,017	(575)	—	(575)
7.79%	28-day MXN-TIIE	5/31/2024	MXN	725,000	803	—	803
2.524%	3-month USD-LIBOR	4/14/2025		$9,000	338	—	338
2.354%	3-month USD-LIBOR	9/25/2025		109,600	3,045	—	3,045
3-month USD-LIBOR	2.638%	1/3/2026		57,500	(2,935)	—	(2,935)
6-month JPY-LIBOR	0.1277%	3/24/2026		¥500,000	(65)	—	(65)
3-month USD-LIBOR	2.3925%	5/2/2026		$53,100	(1,943)	—	(1,943)
6-month JPY-LIBOR	(0.0823)%	7/11/2026		¥1,200,000	7	—	7
28-day MXN-TIIE	8.07%	1/1/2027	MXN	180,000	(364)	—	(364)
28-day MXN-TIIE	8.135%	1/14/2027		102,000	(227)	—	(227)
28-day MXN-TIIE	7.47%	4/5/2027		60,000	(7)	—	(7)
28-day MXN-TIIE	7.625%	5/20/2027		108,000	(64)	—	(64)
3-month USD-LIBOR	2.388%	10/31/2027		$89,000	(3,470)	—	(3,470)
2.91%	3-month USD-LIBOR	2/1/2028		19,100	764	—	764
2.908%	3-month USD-LIBOR	2/1/2028		19,100	762	—	762
2.925%	3-month USD-LIBOR	2/1/2028		15,300	622	—	622
2.92%	3-month USD-LIBOR	2/2/2028		14,500	586	—	586
6-month GBP-LIBOR	1.6567%	9/28/2028		£11,900	(846)	—	(846)
28-day MXN-TIIE	8.855%	12/28/2028	MXN	126,589	(614)	—	(614)
U.S. EFFR	2.438%	1/11/2029		$77,000	(5,112)	—	(5,112)
3-month USD-LIBOR	2.724%	2/5/2029		69,240	(4,791)	—	(4,791)
3-month USD-LIBOR	2.7435%	2/6/2029		69,235	(4,911)	—	(4,911)
U.S. EFFR	2.32625%	4/18/2029		14,900	(848)	—	(848)
3-month USD-LIBOR	1.9675%	6/21/2029		58,400	(62)	—	(62)
3-month USD-LIBOR	2.679%	4/14/2030		4,800	(306)	—	(306)
3-month USD-LIBOR	2.514%	9/25/2030		58,300	(2,643)	—	(2,643)
3-month USD-LIBOR	2.35%	3/24/2031		11,700	(310)	—	(310)
3-month USD-LIBOR	2.22%	6/7/2031		7,300	(96)	—	(96)
3-month USD-LIBOR	1.8929%	7/6/2031		8,700	144	—	144
3-month USD-LIBOR	1.87%	8/18/2031		15,500	300	—	300
3-month USD-LIBOR	2.57%	11/18/2031		11,000	(445)	—	(445)
3-month USD-LIBOR	2.986%	2/1/2038		9,200	(396)	—	(396)
3-month USD-LIBOR	2.9625%	2/1/2038		11,400	(470)	—	(470)
3-month USD-LIBOR	2.963%	2/1/2038		11,500	(475)	—	(475)
3-month USD-LIBOR	2.967%	2/2/2038		8,900	(370)	—	(370)

American Funds Strategic Bond Fund	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
6-month GBP-LIBOR	1.5872%	2/5/2039	£950	$(80)	$—	$(80)
6-month GBP-LIBOR	1.5877%	2/5/2039	1,600	(136)	—	(136)
U.S. EFFR	2.505%	3/22/2048	$2,500	(309)	—	(309)
U.S. EFFR	2.51375%	3/22/2048	2,800	(352)	—	(352)
U.S. EFFR	2.40875%	4/13/2048	14,000	(1,433)	—	(1,433)
U.S. EFFR	2.43625%	4/19/2048	14,000	(1,520)	—	(1,520)
U.S. EFFR	2.625%	5/25/2048	22,000	(3,324)	—	(3,324)
U.S. EFFR	2.52%	8/24/2048	5,700	(732)	—	(732)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	6,220	—	6,220
3-month USD-LIBOR	3.19%	11/29/2048	17,500	(3,854)	—	(3,854)
U.S. EFFR	2.544%	1/24/2049	5,700	(770)	—	(770)
U.S. EFFR	2.577%	1/30/2049	5,700	(813)	—	(813)
2.5625%	3-month USD-LIBOR	5/15/2049	32,350	2,586	—	2,586
					$(6)	$(10,997)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$84,163	$(6,391)	$(5,252)	$(1,139)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	409,715	(8,848)	(6,748)	(2,100)
					$(12,000)	$(3,239)

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $31,187,000, which represented 4.00% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $109,059,000, which represented 13.97% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

12	American Funds Strategic Bond Fund

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NGN = Nigerian naira

NOK = Norwegian kroner

PLN = Polish zloty

SEK = Swedish kronor

SGD = Singapore dollars

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Strategic Bond Fund	13

Financial statements

Statement of assets and liabilities at June 30, 2019	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $811,490)		$826,099
Cash		10,135
Cash denominated in currencies other than U.S. dollars (cost: $73)		73
Unrealized appreciation on open forward currency contracts		1,609
Receivables for:
Sales of investments	$62,598
Sales of fund’s shares	3,730
Dividends and interest	5,050
Variation margin on futures contracts	371
Variation margin on swap contracts	8,214
Other	11	79,974
		917,890
Liabilities:
Unrealized depreciation on open forward currency contracts		960
Payables for:
Purchases of investments	127,207
Repurchases of fund’s shares	520
Investment advisory services	279
Services provided by related parties	143
Trustees’ deferred compensation	3
Variation margin on futures contracts	124
Variation margin on swap contracts	8,059
Other	79	136,414
Net assets at June 30, 2019		$780,516

Net assets consist of:
Capital paid in on shares of beneficial interest		$763,403
Total distributable earnings		17,113
Net assets at June 30, 2019		$780,516

See notes to financial statements.

14	American Funds Strategic Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (74,955 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$519,757	49,903	$10.44
Class C	26,964	2,598	10.41
Class T	10	1	10.45
Class F-1	10,007	961	10.44
Class F-2	98,812	9,485	10.45
Class F-3	63,546	6,103	10.44
Class 529-A	25,428	2,444	10.43
Class 529-C	7,143	689	10.40
Class 529-E	1,711	164	10.44
Class 529-T	11	1	10.45
Class 529-F-1	6,646	638	10.44
Class R-1	590	57	10.43
Class R-2	2,732	263	10.42
Class R-2E	91	9	10.44
Class R-3	3,203	308	10.43
Class R-4	3,250	312	10.44
Class R-5E	257	25	10.45
Class R-5	947	91	10.45
Class R-6	9,411	903	10.45

See notes to financial statements.

American Funds Strategic Bond Fund	15

Statement of operations for the six months ended June 30, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $27)	$10,477
Dividends	1,249	$11,726
Fees and expenses*:
Investment advisory services	1,679
Distribution services	878
Transfer agent services	344
Administrative services	78
Reports to shareholders	30
Registration statement and prospectus	233
Trustees’ compensation	2
Auditing and legal	36
Custodian	15
Other	24
Total fees and expenses before reimbursements	3,319
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	156
Transfer agent services fee reimbursements	1
Total fees and expenses after reimbursements		3,162
Net investment income		8,564

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	13,729
Futures contracts	6,349
Forward currency contracts	700
Swap contracts	(2,645)
Currency transactions	53	18,186
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $69)	31,510
Futures contracts	6,677
Forward currency contracts	366
Swap contracts	(22,114)
Currency translations	12	16,451
Net realized gain and unrealized appreciation		34,637
Net increase in net assets resulting from operations		$43,201

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

16	American Funds Strategic Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$8,564	$18,747
Net realized gain (loss)	18,186	(3,994)
Net unrealized appreciation (depreciation)	16,451	(12,494)
Net increase in net assets resulting from operations	43,201	2,259

Distributions paid to shareholders	(4,414)	(20,636)

Net capital share transactions	148,289	55,467

Total increase in net assets	187,076	37,090

Net assets:
Beginning of period	593,440	556,350
End of period	$780,516	$593,440

*	Unaudited.

See notes to financial statements.

American Funds Strategic Bond Fund	17

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

18	American Funds Strategic Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Strategic Bond Fund	19

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one

20	American Funds Strategic Bond Fund

or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are

American Funds Strategic Bond Fund	21

based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$343,019	$—	$343,019
Corporate bonds & notes	—	263,868	—	263,868
Mortgage-backed obligations	—	67,863	—	67,863
Bonds & notes of governments & government agencies outside the U.S.	—	48,842	—	48,842
Municipals	—	12,702	—	12,702
Asset-backed obligations	—	5,644	—	5,644
Preferred securities	—	246	—	246
Short-term securities	77,983	—	—	83,915
Total	$77,983	$742,184	$—	$826,099

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,878	$—	$—	$4,878
Unrealized appreciation on open forward currency contracts	—	1,609	—	1,609
Unrealized appreciation on interest rate swaps	—	56,333	—	56,333
Liabilities:
Unrealized depreciation on futures contracts	(2,613)	—	—	(2,613)
Unrealized depreciation on open forward currency contracts	—	(960)	—	(960)
Unrealized depreciation on interest rate swaps	—	(67,330)	—	(67,330)
Unrealized depreciation on credit default swaps	—	(3,239)	—	(3,239)
Total	$2,265	$(13,587)	$—	$(11,322)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

22	American Funds Strategic Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

American Funds Strategic Bond Fund	23

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

24	American Funds Strategic Bond Fund

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments,

American Funds Strategic Bond Fund	25

such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

26	American Funds Strategic Bond Fund

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

American Funds Strategic Bond Fund	27

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,486,509,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $188,246,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as

28	American Funds Strategic Bond Fund

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $33,443,335,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The

American Funds Strategic Bond Fund	29

amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $390,027,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,878	Unrealized depreciation*	$2,613
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,609	Unrealized depreciation on open forward currency contracts	960
Swap	Interest	Unrealized appreciation*	56,333	Unrealized depreciation*	67,330
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	3,239
			$62,820		$74,142

30	American Funds Strategic Bond Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,349	Net unrealized appreciation on futures contracts	$6,677
Forward currency	Currency	Net realized gain on forward currency contracts	700	Net unrealized appreciation on forward currency contracts	366
Swap	Interest	Net realized gain on swap contracts	1,477	Net unrealized depreciation on swap contracts	(14,592)
Swap	Credit	Net realized loss on swap contracts	(4,122)	Net unrealized depreciation on swap contracts	(7,522)
			$4,404		$(15,071)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Strategic Bond Fund	31

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America, N.A.	$44	$(5)	$—	$—	$39
Citibank	51	(12)	—	—	39
Goldman Sachs	755	(110)	—	(470)	175
HSBC Bank	194	(59)	—	—	135
JPMorgan Chase	125	(125)	—	—	—
Morgan Stanley	178	(174)	—	—	4
Standard Chartered Bank	153	—	—	—	153
UBS AG	109	(94)	—	—	15
Total	$1,609	$(579)	$—	$(470)	$560
Liabilities:
Bank of America, N.A.	$5	$(5)	$—	$—	$—
Citibank	12	(12)	—	—	—
Goldman Sachs	110	(110)	—	—	—
HSBC Bank	59	(59)	—	—	—
JPMorgan Chase	506	(125)	(330)	—	51
Morgan Stanley	174	(174)	—	—	—
UBS AG	94	(94)	—	—	—
Total	$960	$(579)	$(330)	$—	$51

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

32	American Funds Strategic Bond Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,214
Capital loss carryforward*	(9,875)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$82,218
Gross unrealized depreciation on investments	(79,037)
Net unrealized appreciation on investments	3,181
Cost of investments	823,602

American Funds Strategic Bond Fund	33

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2019*		Year ended December 31, 2018
Class A	$2,846		$13,886
Class C	70		565
Class T	—	†	—	†
Class F-1	54		270
Class F-2	648		2,531
Class F-3	425		1,056
Class 529-A	136		614
Class 529-C	17		148
Class 529-E	8		41
Class 529-T	—	†	—	†
Class 529-F-1	41		175
Class R-1	2		15
Class R-2	7		59
Class R-2E	—	†	3
Class R-3	14		84
Class R-4	19		101
Class R-5E	2		4
Class R-5	7		27
Class R-6	118		1,057
Total	$4,414		$20,636

*	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2019.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.570% of daily net assets. On March 4, 2019, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2019, decreasing the annual rate to 0.447% on the first $1.5 billion of daily net assets and decreasing to 0.310% on such assets in excess of $1.5 billion. For the six months ended June 30, 2019, the investment advisory services fee was $1,679,000, which was equivalent to an annualized rate of 0.504% of average daily net assets.

34	American Funds Strategic Bond Fund

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended June 30, 2019, total fees and expenses reimbursed by CRMC were $156,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, unreimbursed expenses subject to reimbursement totaled $81,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

American Funds Strategic Bond Fund	35

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

36	American Funds Strategic Bond Fund

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$665		$255		$22		Not applicable
Class C	115		13		6		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	11		6		2		Not applicable
Class F-2	Not applicable		43		20		Not applicable
Class F-3	Not applicable		2		12		Not applicable
Class 529-A	28		11		5		$7
Class 529-C	31		3		2		2
Class 529-E	4		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		3		1		2
Class R-1	3		—	*	—	*	Not applicable
Class R-2	10		5		1		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	7		2		1		Not applicable
Class R-4	4		1		1		Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		—	*	5		Not applicable
Total class-specific expenses	$878		$344		$78		$11

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Strategic Bond Fund	37

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019

Class A	$125,458	12,346		$2,830		273		$(29,778)	(2,943)	$98,510	9,676
Class C	8,310	820		70		7		(4,134)	(411)	4,246	416
Class T	—	—		—		—		—	—	—	—
Class F-1	2,813	278		54		5		(1,208)	(120)	1,659	163
Class F-2	35,787	3,530		648		63		(12,644)	(1,255)	23,791	2,338
Class F-3	34,695	3,423		404		39		(4,105)	(403)	30,994	3,059
Class 529-A	7,652	754		135		13		(1,867)	(186)	5,920	581
Class 529-C	1,965	195		17		2		(1,028)	(103)	954	94
Class 529-E	323	32		8		1		(46)	(5)	285	28
Class 529-T	—	—		—	†	—	†	—	—	— †	—	†
Class 529-F-1	2,116	209		41		4		(752)	(75)	1,405	138
Class R-1	24	2		1		—	†	(9)	— †	16	2
Class R-2	1,117	111		7		1		(786)	(78)	338	34
Class R-2E	3	—	†	—	†	—	†	(4)	— †	(1)	—	†
Class R-3	670	67		14		1		(371)	(37)	313	31
Class R-4	481	48		19		2		(605)	(60)	(105)	(10)
Class R-5E	127	13		1		—	†	(2)	— †	126	13
Class R-5	156	16		7		—	†	(3)	— †	160	16
Class R-6	197	19		117		12		(20,636)	(2,041)	(20,322)	(2,010)
Total net increase (decrease)	$221,894	21,863		$4,373		423		$(77,978)	(7,717)	$148,289	14,569

38	American Funds Strategic Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2018

Class A	$153,586	15,410	$13,511		1,372		$(137,114)	(13,788)	$29,983		2,994
Class C	8,894	894	561		57		(9,310)	(936)	145		15
Class T	—	—	—		—		—	—	—		—
Class F-1	4,229	424	270		28		(6,804)	(683)	(2,305)		(231)
Class F-2	41,581	4,173	2,527		257		(38,232)	(3,833)	5,876		597
Class F-3	13,089	1,312	921		93		(6,174)	(620)	7,836		785
Class 529-A	8,775	880	614		63		(4,440)	(446)	4,949		497
Class 529-C	4,153	419	148		15		(2,174)	(219)	2,127		215
Class 529-E	777	78	41		4		(187)	(19)	631		63
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	3,149	316	173		18		(2,354)	(235)	968		99
Class R-1	358	36	14		2		(17)	(2)	355		36
Class R-2	1,457	146	59		6		(481)	(48)	1,035		104
Class R-2E	61	6	2		—	†	—	—	63		6
Class R-3	1,126	113	83		9		(354)	(36)	855		86
Class R-4	1,808	181	101		10		(608)	(61)	1,301		130
Class R-5E	96	10	3		—	†	(7)	(1)	92		9
Class R-5	288	29	26		3		(159)	(16)	155		16
Class R-6	451	45	1,057		107		(107)	(11)	1,401		141
Total net increase (decrease)	$243,878	24,472	$20,111		2,044		$(208,522)	(20,954)	$55,467		5,562

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $808,173,000 and $687,672,000, respectively, during the six months ended June 30, 2019.

American Funds Strategic Bond Fund	39

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[4,5]	$9.83	$.13	$.54	$.67
12/31/2018	10.15	.32	(.29)	.03
12/31/2017	10.05	.24	.08	.32
12/31/2016[4,8]	10.00	.15	.05	.20
Class C:
6/30/2019[4,5]	9.80	.09	.55	.64
12/31/2018	10.12	.24	(.29)	(.05)
12/31/2017	10.02	.17	.07	.24
12/31/2016[4,8]	10.00	.07	.06	.13
Class T:
6/30/2019[4,5]	9.83	.14	.55	.69
12/31/2018	10.15	.34	(.30)	.04
12/31/2017[4,11]	10.16	.20	— [12]	.20
Class F-1:
6/30/2019[4,5]	9.82	.13	.55	.68
12/31/2018	10.14	.31	(.30)	.01
12/31/2017	10.04	.24	.07	.31
12/31/2016[4,8]	10.00	.14	.05	.19
Class F-2:
6/30/2019[4,5]	9.83	.14	.55	.69
12/31/2018	10.15	.34	(.29)	.05
12/31/2017	10.04	.27	.08	.35
12/31/2016[4,8]	10.00	.15	.06	.21
Class F-3:
6/30/2019[4,5]	9.82	.15	.55	.70
12/31/2018	10.14	.35	(.30)	.05
12/31/2017[4,13]	10.10	.27	.02	.29

40	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.06)	$—	$—	$(.06)	$10.44	6.82%[6]		$520		1.03%[7]		.98%[7]		2.54%[7]
(.35)	—	—	(.35)	9.83	.27		395		1.01		.97		3.18
(.11)	(.10)	(.01)	(.22)	10.15	3.23		378		1.09		1.02		2.38
(.05)	(.10)	—	(.15)	10.05	1.87	[6,9]	197		1.03	[7,9]	1.02	[7,9]	1.89	[7,9]

(.03)	—	—	(.03)	10.41	6.50	[6]	27		1.77	[7]	1.72	[7]	1.79	[7]
(.27)	—	—	(.27)	9.80	(.52)		21		1.81		1.77		2.37
(.03)	(.10)	(.01)	(.14)	10.12	2.42		22		1.84		1.77		1.63
(.01)	(.10)	—	(.11)	10.02	1.32	[6]	11		1.78	[7]	1.77	[7]	.84	[7]

(.07)	—	—	(.07)	10.45	7.05	[6,9]	—	[10]	.77	[7,9]	.72	[7,9]	2.78	[7,9]
(.36)	—	—	(.36)	9.83	.46	[9]	—	[10]	.82	[9]	.77	[9]	3.37	[9]
(.10)	(.10)	(.01)	(.21)	10.15	1.99	[6,9]	—	[10]	.79	[7,9]	.71	[7,9]	2.71	[7,9]

(.06)	—	—	(.06)	10.44	6.92	[6]	10		1.05	[7]	1.00	[7]	2.52	[7]
(.33)	—	—	(.33)	9.82	.16		8		1.10		1.06		3.08
(.10)	(.10)	(.01)	(.21)	10.14	3.11		10		1.12		1.05		2.37
(.05)	(.10)	—	(.15)	10.04	1.87	[6]	3		1.06	[7]	1.05	[7]	1.73	[7]

(.07)	—	—	(.07)	10.45	7.06	[6]	99		.75	[7]	.71	[7]	2.82	[7]
(.37)	—	—	(.37)	9.83	.48		70		.80		.76		3.39
(.13)	(.10)	(.01)	(.24)	10.15	3.47		66		.85		.79		2.61
(.07)	(.10)	—	(.17)	10.04	2.03	[6]	42		.80	[7]	.79	[7]	1.80	[7]

(.08)	—	—	(.08)	10.44	7.11	[6]	64		.66	[7]	.61	[7]	3.01	[7]
(.37)	—	—	(.37)	9.82	.57		30		.71		.67		3.48
(.14)	(.10)	(.01)	(.25)	10.14	2.85	[6]	23		.70	[7]	.62	[7]	2.81	[7]

See end of table for footnotes.

American Funds Strategic Bond Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[4,5]	$9.82	$.13	$.54	$.67
12/31/2018	10.14	.32	(.30)	.02
12/31/2017	10.04	.24	.07	.31
12/31/2016[4,8]	10.00	.12	.07	.19
Class 529-C:
6/30/2019[4,5]	9.80	.09	.54	.63
12/31/2018	10.12	.23	(.28)	(.05)
12/31/2017	10.02	.16	.08	.24
12/31/2016[4,8]	10.00	.05	.09	.14
Class 529-E:
6/30/2019[4,5]	9.82	.12	.55	.67
12/31/2018	10.15	.29	(.30)	(.01)
12/31/2017	10.04	.22	.08	.30
12/31/2016[4,8]	10.00	.15	.02	.17
Class 529-T:
6/30/2019[4,5]	9.83	.14	.55	.69
12/31/2018	10.15	.33	(.29)	.04
12/31/2017[4,11]	10.16	.20	— [12]	.20
Class 529-F-1:
6/30/2019[4,5]	9.83	.14	.54	.68
12/31/2018	10.15	.33	(.29)	.04
12/31/2017	10.04	.26	.08	.34
12/31/2016[4,8]	10.00	.12	.08	.20
Class R-1:
6/30/2019[4,5]	9.82	.09	.55	.64
12/31/2018	10.15	.25	(.30)	(.05)
12/31/2017	10.05	.18	.08	.26
12/31/2016[4,8]	10.00	.19	.02	.21

42	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.06)	$—	$—	$(.06)	$10.43	6.82%[6]		$25		1.09%[7]		1.04%[7]		2.50%[7]
(.34)	—	—	(.34)	9.82	.25		18		1.03		.98		3.17
(.10)	(.10)	(.01)	(.21)	10.14	3.05		14		1.19		1.12		2.30
(.05)	(.10)	—	(.15)	10.04	1.83	[6]	4		1.16	[7]	1.15	[7]	1.48	[7]

(.03)	—	—	(.03)	10.40	6.49	[6]	7		1.82	[7]	1.78	[7]	1.74	[7]
(.27)	—	—	(.27)	9.80	(.62)		6		1.86		1.81		2.33
(.03)	(.10)	(.01)	(.14)	10.12	2.35		4		1.90		1.83		1.58
(.02)	(.10)	—	(.12)	10.02	1.32	[6]	2		1.82	[7]	1.81	[7]	.63	[7]

(.05)	—	—	(.05)	10.44	6.82	[6]	2		1.25	[7]	1.20	[7]	2.31	[7]
(.32)	—	—	(.32)	9.82	(.09)		1		1.29		1.25		2.90
(.08)	(.10)	(.01)	(.19)	10.15	3.02		1		1.32		1.24		2.18
(.03)	(.10)	—	(.13)	10.04	1.72	[6,9]	—	[10]	1.21	[7,9]	1.20	[7,9]	1.86	[7,9]

(.07)	—	—	(.07)	10.45	7.02	[6,9]	—	[10]	.82	[7,9]	.77	[7,9]	2.72	[7,9]
(.36)	—	—	(.36)	9.83	.40	[9]	—	[10]	.88	[9]	.83	[9]	3.32	[9]
(.10)	(.10)	(.01)	(.21)	10.15	1.95	[6,9]	—	[10]	.84	[7,9]	.76	[7,9]	2.66	[7,9]

(.07)	—	—	(.07)	10.44	6.92	[6]	7		.82	[7]	.78	[7]	2.73	[7]
(.36)	—	—	(.36)	9.83	.41		5		.86		.81		3.33
(.12)	(.10)	(.01)	(.23)	10.15	3.41		4		.91		.85		2.55
(.06)	(.10)	—	(.16)	10.04	2.00	[6]	2		.85	[7]	.84	[7]	1.47	[7]

(.03)	—	—	(.03)	10.43	6.59	[6]	1		1.73	[7]	1.68	[7]	1.81	[7]
(.28)	—	—	(.28)	9.82	(.54)[9]		1		1.73	[9]	1.68	[9]	2.50	[9]
(.05)	(.10)	(.01)	(.16)	10.15	2.57	[9]	—	[10]	1.71	[9]	1.64	[9]	1.79	[9]
(.06)	(.10)	—	(.16)	10.05	2.09	[6,9]	—	[10]	.82	[7,9]	.82	[7,9]	2.40	[7,9]

See end of table for footnotes.

American Funds Strategic Bond Fund	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[4,5]	$9.81	$.09	$.55	$.64
12/31/2018	10.13	.24	(.29)	(.05)
12/31/2017	10.03	.19	.07	.26
12/31/2016[4,8]	10.00	.08	.09	.17
Class R-2E:
6/30/2019[4,5]	9.83	.11	.54	.65
12/31/2018	10.15	.30	(.29)	.01
12/31/2017	10.05	.27	.08	.35
12/31/2016[4,8]	10.00	.20	.01	.21
Class R-3:
6/30/2019[4,5]	9.82	.12	.54	.66
12/31/2018	10.14	.29	(.29)	—	[12]
12/31/2017	10.05	.23	.06	.29
12/31/2016[4,8]	10.00	.13	.07	.20
Class R-4:
6/30/2019[4,5]	9.82	.13	.55	.68
12/31/2018	10.15	.31	(.30)	.01
12/31/2017	10.04	.25	.08	.33
12/31/2016[4,8]	10.00	.01	.19	.20
Class R-5E:
6/30/2019[4,5]	9.83	.14	.55	.69
12/31/2018	10.16	.34	(.30)	.04
12/31/2017	10.05	.28	.08	.36
12/31/2016[4,8]	10.00	.20	.01	.21
Class R-5:
6/30/2019[4,5]	9.83	.14	.56	.70
12/31/2018	10.15	.34	(.29)	.05
12/31/2017	10.05	.28	.06	.34
12/31/2016[4,8]	10.00	.20	.01	.21

44	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.03)	$—	$—	$(.03)	$10.42	6.50%[6]		$3		1.73%[7]		1.68%[7]		1.81%[7]
(.27)	—	—	(.27)	9.81	(.45)		2		1.73		1.68		2.46
(.05)	(.10)	(.01)	(.16)	10.13	2.59		1		1.65		1.58		1.82
(.04)	(.10)	—	(.14)	10.03	1.63	[6]	—	[10]	1.47	[7]	1.46	[7]	.94	[7]

(.04)	—	—	(.04)	10.44	6.66	[6,9]	—	[10]	1.32	[7,9]	1.26	[7,9]	2.23	[7,9]
(.33)	—	—	(.33)	9.83	.15	[9]	—	[10]	1.24	[9]	1.18	[9]	3.07	[9]
(.14)	(.10)	(.01)	(.25)	10.15	3.43	[9]	—	[10]	.87	[9]	.71	[9]	2.67	[9]
(.06)	(.10)	—	(.16)	10.05	2.10	[6,9]	—	[10]	.79	[7,9]	.78	[7,9]	2.43	[7,9]

(.05)	—	—	(.05)	10.43	6.81	[6]	3		1.26	[7]	1.22	[7]	2.30	[7]
(.32)	—	—	(.32)	9.82	(.11)		3		1.31		1.27		2.89
(.09)	(.10)	(.01)	(.20)	10.14	2.98		2		1.33		1.24		2.23
(.05)	(.10)	—	(.15)	10.05	1.83	[6,9]	—	[10]	1.09	[7,9]	1.08	[7,9]	1.57	[7,9]

(.06)	—	—	(.06)	10.44	6.94	[6]	3		.98	[7]	.93	[7]	2.52	[7]
(.34)	—	—	(.34)	9.82	.17		3		1.03		.99		3.16
(.11)	(.10)	(.01)	(.22)	10.15	3.26		2		1.06		.99		2.42
(.06)	(.10)	—	(.16)	10.04	1.94	[6]	1		1.01	[7]	1.00	[7]	.18	[7]

(.07)	—	—	(.07)	10.45	7.04	[6]	—	[10]	.80	[7]	.75	[7]	2.76	[7]
(.37)	—	—	(.37)	9.83	.38		—	[10]	.82		.77		3.44
(.14)	(.10)	(.01)	(.25)	10.16	3.54		—	[10]	.85		.70		2.68
(.06)	(.10)	—	(.16)	10.05	2.10	[6]	—	[10]	.78	[7]	.78	[7]	2.43	[7]

(.08)	—	—	(.08)	10.45	7.08	[6]	1		.71	[7]	.66	[7]	2.85	[7]
(.37)	—	—	(.37)	9.83	.52		1		.76		.72		3.43
(.13)	(.10)	(.01)	(.24)	10.15	3.41		1		.76		.68		2.74
(.06)	(.10)	—	(.16)	10.05	2.09	[6]	—	[10]	.78	[7]	.78	[7]	2.43	[7]

See end of table for footnotes.

American Funds Strategic Bond Fund	45

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2019[4,5]	$9.83	$.13	$.57	$.70
12/31/2018	10.15	.35	(.30)	.05
12/31/2017	10.05	.28	.07	.35
12/31/2016[4,8]	10.00	.07	.15	.22

	Six months
	ended	Year ended		For the period
	June 30,	December 31		3/18/2016 to
	2019[4,5,6]	2018	2017	12/31/2016[4,6,8]
Portfolio turnover rate for all share classes	243%	295%	428%	539%

See notes to financial statements.

46	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.08)	$—	$—	$(.08)	$10.45	7.11%[6]		$9	.70%[7]		.63%[7]		2.54%[7]
(.37)	—	—	(.37)	9.83	.56		29	.71		.67		3.47
(.14)	(.10)	(.01)	(.25)	10.15	3.46		28	.75		.69		2.70
(.07)	(.10)	—	(.17)	10.05	2.16	[6]	23	.72	[7]	.71	[7]	.89	[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC waived a portion of investment advisory services fees. In addition, during the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period March 18, 2016, commencement of operations, through December 31, 2016.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Amount less than $.01.
[13]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Strategic Bond Fund	47

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

48	American Funds Strategic Bond Fund

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,068.21	$5.03	.98%
Class A – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class C – actual return	1,000.00	1,065.04	8.81	1.72
Class C – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class T – actual return	1,000.00	1,070.51	3.70	.72
Class T – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class F-1 – actual return	1,000.00	1,069.20	5.13	1.00
Class F-1 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class F-2 – actual return	1,000.00	1,070.57	3.65	.71
Class F-2 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class F-3 – actual return	1,000.00	1,071.14	3.13	.61
Class F-3 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-A – actual return	1,000.00	1,068.19	5.33	1.04
Class 529-A – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 529-C – actual return	1,000.00	1,064.91	9.11	1.78
Class 529-C – assumed 5% return	1,000.00	1,015.97	8.90	1.78
Class 529-E – actual return	1,000.00	1,068.19	6.15	1.20
Class 529-E – assumed 5% return	1,000.00	1,018.84	6.01	1.20
Class 529-T – actual return	1,000.00	1,070.16	3.95	.77
Class 529-T – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 529-F-1 – actual return	1,000.00	1,069.18	4.00	.78
Class 529-F-1 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-1 – actual return	1,000.00	1,065.88	8.61	1.68
Class R-1 – assumed 5% return	1,000.00	1,016.46	8.40	1.68
Class R-2 – actual return	1,000.00	1,064.98	8.60	1.68
Class R-2 – assumed 5% return	1,000.00	1,016.46	8.40	1.68
Class R-2E – actual return	1,000.00	1,066.57	6.46	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.55	6.31	1.26
Class R-3 – actual return	1,000.00	1,068.09	6.26	1.22
Class R-3 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Class R-4 – actual return	1,000.00	1,069.40	4.77	.93
Class R-4 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-5E – actual return	1,000.00	1,070.36	3.85	.75
Class R-5E – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class R-5 – actual return	1,000.00	1,070.83	3.39	.66
Class R-5 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-6 – actual return	1,000.00	1,071.06	3.24	.63
Class R-6 – assumed 5% return	1,000.00	1,021.67	3.16	.63

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Strategic Bond Fund	49

Approval of Investment Advisory and Service Agreement

American Funds Strategic Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for another one-year term through April 30, 2020. The agreement was amended to modify the initial advisory fee breakpoints resulting in an overall lower advisory fee, thereby allowing the Fund to benefit from a total expense ratio reflecting reasonable scale instead of waiting until the Fund reaches that size over time. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the fund and its shareholders.

50	American Funds Strategic Bond Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing maximum total return consistent with preservation of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Plus Bond Funds Average and the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year and lifetime periods. They noted the fund’s short history and that the investment results of the fund were mixed for the lifetime period and lower than the results of the indexes for the one-year period. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and total expenses were higher than those of other similar funds included in the Lipper Core Plus Bond Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase, as well as CRMC’s agreement to additional breakpoints in the Fund’s advisory fee schedule and to amend the initial breakpoint. They noted that the fund was smaller, in terms of total net assets, than many of the funds in the Lipper category. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	51

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

52	American Funds Strategic Bond Fund

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American Funds Strategic Bond Fund	59

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

60	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of American Funds Strategic Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Strategic Bond FundSM

Investment portfolio

June 30, 2019

unaudited

Bonds, notes & other debt instruments 95.06% U.S. Treasury bonds & notes 43.95% U.S. Treasury 40.88%	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2021	$225,000	$226,487
U.S. Treasury 2.50% 2021	3,240	3,276
U.S. Treasury 2.625% 2021	4,480	4,549
U.S. Treasury 2.625% 2021	1,585	1,611
U.S. Treasury 1.75% 2022	2,299	2,302
U.S. Treasury 2.50% 2022	1,680	1,712
U.S. Treasury 2.00% 20241	11,705	11,844
U.S. Treasury 2.25% 2024	1,224	1,252
U.S. Treasury 2.625% 2025	1,058	1,108
U.S. Treasury 3.00% 2025	1,684	1,800
U.S. Treasury 3.125% 2028	205	224
U.S. Treasury 2.375% 20291	23,915	24,707
U.S. Treasury 2.875% 20491	33,200	35,581
U.S. Treasury 3.00% 2049	2,364	2,594
		319,047
U.S. Treasury inflation-protected securities 3.07%
U.S. Treasury Inflation-Protected Security 2.125% 20412	3,033	3,918
U.S. Treasury Inflation-Protected Security 1.00% 20462	1,715	1,802
U.S. Treasury Inflation-Protected Security 1.00% 20481,2	21,498	18,252
		23,972
Total U.S. Treasury bonds & notes		343,019
Corporate bonds & notes 33.81% Health care 6.90%
AstraZeneca PLC 3.375% 2025	3,600	3,768
Bayer US Finance II LLC 4.375% 20283	2,912	3,071
Boston Scientific Corp. 3.75% 2026	995	1,058
Boston Scientific Corp. 4.00% 2029	1,185	1,282
Boston Scientific Corp. 4.55% 2039	1,720	1,902
Bristol-Myers Squibb Co. 3.40% 20293	3,797	3,975
Bristol-Myers Squibb Co. 4.125% 20393	778	844
Cigna Corp. 3.75% 20233	1,268	1,320
Cigna Corp. 4.375% 20283	2,867	3,095
Cigna Corp. 4.80% 20383	870	938
Cigna Corp. 4.90% 20483	1,290	1,405
Concordia International Corp. 8.00% 2024	403	392
CVS Health Corp. 4.30% 2028	4,225	4,457
Eagle Holding Co. II LLC 7.75% 20223,4	585	591
HCA Inc. 5.25% 2049	2,300	2,400
Kinetic Concepts, Inc. 12.50% 20213	365	403
Shire PLC 3.20% 2026	546	552
Takeda Pharmaceutical Co., Ltd. 5.00% 20283	5,405	6,125
Team Health Holdings, Inc. 6.375% 20253	1,475	1,136
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	3,989

American Funds Strategic Bond Fund — Page 1 of 11

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	$5,710	$5,407
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	1,945
Valeant Pharmaceuticals International, Inc. 9.25% 20263	2,680	3,005
Valeant Pharmaceuticals International, Inc. 8.50% 20273	700	771
		53,831
Energy 5.29%
Apache Corp. 4.25% 2030	495	510
Apache Corp. 5.35% 2049	350	371
Baker Hughes, a GE Co. 3.337% 2027	3,550	3,576
Baker Hughes, a GE Co. 4.08% 2047	915	887
BP Capital Markets PLC 4.234% 2028	5,170	5,752
Canadian Natural Resources Ltd. 2.95% 2023	325	328
Cenovus Energy Inc. 5.25% 2037	523	548
Cenovus Energy Inc. 5.40% 2047	364	394
Enbridge Energy Partners, LP 5.875% 2025	155	179
Enbridge Energy Partners, LP 7.375% 2045	727	1,068
Energy Transfer Partners, LP 6.125% 2045	1,170	1,341
Energy Transfer Partners, LP 5.30% 2047	647	675
Energy Transfer Partners, LP 5.40% 2047	1,090	1,160
Energy Transfer Partners, LP 6.00% 2048	352	402
Energy Transfer Partners, LP 6.25% 2049	1,000	1,185
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)5	2,700	2,529
EnLink Midstream Partners, LP 5.45% 2047	85	73
EQT Corp. 3.90% 2027	2,500	2,365
Marathon Oil Corp. 4.40% 2027	1,175	1,249
Neptune Energy Group Holdings Ltd. 6.625% 20253	1,775	1,811
Petrobras Global Finance Co. 5.999% 2028	575	612
Petrobras Global Finance Co. 5.75% 2029	895	935
Petrobras Global Finance Co. 7.25% 2044	300	336
Petróleos Mexicanos 4.50% 2026	2,800	2,578
Petróleos Mexicanos 5.35% 2028	1,760	1,606
Petróleos Mexicanos 6.50% 2029	4,105	3,982
QEP Resources, Inc. 5.625% 2026	350	331
Saudi Arabian Oil Co. 3.50% 20293	1,035	1,049
Saudi Arabian Oil Co. 4.375% 20493	285	289
Schlumberger BV 4.00% 20253	320	339
Teekay Corp. 9.25% 20223	790	804
Total Capital International 3.455% 2029	1,905	2,030
		41,294
Consumer discretionary 3.65%
General Motors Co. 5.20% 2045	2,445	2,354
Home Depot, Inc. 2.95% 2029	1,435	1,472
Limited Brands, Inc. 5.25% 2028	1,450	1,332
Lowe’s Companies, Inc. 4.55% 2049	2,500	2,698
MGM Resorts International 5.50% 2027	1,130	1,188
Neiman Marcus Group Ltd. 8.75% 20243	1,300	558
Neiman Marcus Group Ltd. 14.00% 20243,4	799	663
Panther BF Aggregator 2, LP 6.25% 20263	165	172
Party City Holdings Inc. 6.625% 20263	560	545
Petsmart, Inc. 7.125% 20233	1,325	1,249
Petsmart, Inc. 8.875% 20253	825	798
S.A.C.I. Falabella 3.75% 20273	1,885	1,889

American Funds Strategic Bond Fund — Page 2 of 11

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
S.A.C.I. Falabella 3.75% 20273	$400	$401
Sands China Ltd. 4.60% 2023	4,040	4,253
Sands China Ltd. 5.40% 2028	5,500	5,984
Scientific Games Corp. 8.25% 20263	2,795	2,942
		28,498
Consumer staples 3.39%
Altria Group, Inc. 5.80% 2039	3,200	3,599
Altria Group, Inc. 5.95% 2049	3,235	3,684
Anheuser-Busch InBev NV 4.75% 2029	80	91
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,264
British American Tobacco PLC 3.222% 2024	2,150	2,169
British American Tobacco PLC 3.557% 2027	1,645	1,638
British American Tobacco PLC 4.39% 2037	1,050	1,000
British American Tobacco PLC 4.54% 2047	1,650	1,531
Conagra Brands, Inc. 5.40% 2048	1,740	1,911
Energizer Holdings, Inc. 7.75% 20273	715	776
Keurig Dr Pepper Inc. 4.597% 2028	1,418	1,554
Keurig Dr Pepper Inc. 5.085% 2048	1,500	1,671
Molson Coors Brewing Co. 3.00% 2026	570	563
Philip Morris International Inc. 3.375% 2029	3,810	3,929
Reynolds American Inc. 5.85% 2045	105	113
		26,493
Financials 2.68%
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)5	3,600	3,841
Danske Bank AS 3.875% 20233	4,600	4,690
FS Energy and Power Fund 7.50% 20233	2,090	2,126
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)5	1,050	1,126
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)5	3,290	3,470
PNC Financial Services Group, Inc. 3.50% 2024	1,475	1,554
Prudential Financial, Inc. 4.35% 2050	700	787
UniCredit SpA 5.861% 20323,5	1,675	1,606
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)5	1,650	1,683
		20,883
Information technology 2.63%
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.496% 20216,7	564	563
Broadcom Inc. 4.75% 20293	5,860	6,010
Broadcom Ltd. 3.875% 2027	2,170	2,129
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.152% 20256,7	275	277
CommScope Finance LLC 8.25% 20273	335	343
Fidelity National Information Services, Inc. 3.75% 2029	555	590
Financial & Risk US Holdings, Inc. 6.25% 20263	975	1,005
Financial & Risk US Holdings, Inc. 8.25% 20263	450	464
Fiserv, Inc. 3.20% 2026	2,110	2,156
Fiserv, Inc. 3.50% 2029	2,025	2,081
Fiserv, Inc. 4.40% 2049	730	767
International Business Machines Corp. 3.00% 2024	1,700	1,747
International Business Machines Corp. 3.50% 2029	900	942
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 20246,7	300	311

American Funds Strategic Bond Fund — Page 3 of 11

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Moneygram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.333% 20236,7	$260	$256
Unisys Corp. 10.75% 20223	800	887
		20,528
Materials 2.60%
Berry Global Escrow Corp. 4.875% 20263	2,430	2,488
Consolidated Energy Finance SA 6.50% 20263	2,235	2,229
Dow Chemical Co. 5.55% 20483	1,800	2,143
DowDuPont Inc. 5.419% 2048	495	603
First Quantum Minerals Ltd. 6.50% 20243	3,350	3,145
First Quantum Minerals Ltd. 7.50% 20253	625	598
First Quantum Minerals Ltd. 6.875% 20263	800	745
Hexion Inc. 10.375% 20223	1,090	836
Hexion Inc. 7.875% 20273	975	982
LSB Industries, Inc. 9.625% 20233	930	951
Nova Chemicals Corp. 5.25% 20273	2,050	2,188
Sherwin-Williams Co. 4.50% 2047	465	496
Tronox Ltd. 6.50% 20263	1,100	1,093
Warrior Met Coal, Inc. 8.00% 20243	411	429
Westlake Chemical Corp. 5.00% 2046	1,095	1,136
Westlake Chemical Corp. 4.375% 2047	230	217
		20,279
Communication services 2.53%
AT&T Inc. 4.35% 2029	2,500	2,684
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	900	934
Comcast Corp. 3.15% 2028	1,800	1,849
Comcast Corp. 4.15% 2028	5,130	5,659
Discovery Communications, Inc. 5.30% 2049	500	538
Fox Corp. 5.576% 20493	840	1,025
Frontier Communications Corp. 8.00% 20273	1,890	1,970
Inmarsat PLC 6.50% 20243	2,000	2,098
Sirius XM Radio Inc. 5.50% 20293	940	966
Sprint Corp. 6.875% 2028	1,100	1,141
Vodafone Group PLC 5.25% 2048	825	914
		19,778
Industrials 2.46%
Beacon Roofing Supply, Inc. 4.875% 20253	3,100	3,081
Boeing Co. 3.10% 2026	1,585	1,635
Boeing Co. 3.20% 2029	1,490	1,538
Boeing Co. 3.60% 2034	1,460	1,525
Boeing Co. 3.90% 2049	1,470	1,549
Dun & Bradstreet Corp. 6.875% 20263	1,445	1,532
Dun & Bradstreet Corp. 10.25% 20273	960	1,022
Hardwoods Acquisition Inc. 7.50% 20213	1,170	719
Pisces Parent LLC 8.00% 20263	1,349	1,319
Uber Technologies, Inc. 7.50% 20233	1,100	1,169
Uber Technologies, Inc. 8.00% 20263	1,400	1,495
Westinghouse Air Brake Technologies Corp. 4.40% 20245	2,438	2,582
		19,166

American Funds Strategic Bond Fund — Page 4 of 11

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities 1.36%	Principal amount (000)	Value (000)
Atlantic City Electric Co. 4.00% 2028	$760	$835
Dominion Resources, Inc. 3.071% 20245	1,825	1,840
Edison International 5.75% 2027	400	430
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)5	475	510
Enel Finance International SA 3.50% 20283	1,690	1,667
Pacific Gas and Electric Co. 4.25% 20233,8	186	187
Pacific Gas and Electric Co. 3.50% 20258	114	110
Pacific Gas and Electric Co. 2.95% 20268	254	239
Pacific Gas and Electric Co. 3.30% 20278	304	290
Pacific Gas and Electric Co. 3.30% 20278	144	138
Pacific Gas and Electric Co. 3.75% 20428	141	128
SCANA Corp. 4.75% 2021	816	836
SCANA Corp. 4.125% 2022	685	700
Southern California Edison Co., Series C, 4.125% 2048	413	417
Southern California Edison Co., Series C, 3.60% 2045	495	460
Talen Energy Corp. 7.25% 20273	845	868
Virginia Electric and Power Co. 2.95% 2026	975	992
		10,647
Real estate 0.32%
Iron Mountain Inc. 4.875% 20273	735	732
Iron Mountain Inc. 5.25% 20283	1,115	1,122
iStar Inc. 4.625% 2020	610	617
		2,471
Total corporate bonds & notes		263,868
Mortgage-backed obligations 8.69% Federal agency mortgage-backed obligations 8.69%
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 20289	1,520	1,682
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20289	3,485	3,877
Uniform Mortgage-Backed Security 3.50% 20499,10	60,973	62,304
Total mortgage-backed obligations		67,863
Bonds & notes of governments & government agencies outside the U.S. 6.26%
Angola (Republic of), Northern Lights III BV, Series 2012-1, 7.00% 2019	212	212
Argentine Republic 6.875% 2048	3,650	2,715
Brazil (Federative Republic of) 6.00% 20502	BRL3,276	1,169
Brazil (Federative Republic of) 6.00% 20552	7,175	2,629
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,525
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,848
Honduras (Republic of) 8.75% 2020	$2,529	2,716
India (Republic of) 7.61% 2030	INR367,000	5,553
India (Republic of) 7.88% 2030	333,000	5,117
Italy (Republic of) 2.00% 2028	€4,800	5,554
Japan, Series 20, 0.10% 20252	¥508,500	4,870
Qatar (State of) 4.00% 20293	$1,447	1,562
Romania 3.50% 2034	€995	1,249
Saudi Arabia (Kingdom of) 4.375% 20293	$1,945	2,106
Ukraine Government 7.75% 2019	3,900	3,919
United Kingdom 0.125% 20412	£2,439	4,932
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,166
		48,842

American Funds Strategic Bond Fund — Page 5 of 11

unaudited

Bonds, notes & other debt instruments (continued) Municipals 1.63% Illinois 0.83%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,875	$2,009
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	827
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20463	1,540	1,919
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	1,650	1,739
		6,494
South Carolina 0.48%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,346
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,376
		3,722
New Jersey 0.16%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,247
Puerto Rico 0.16%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	1,255	1,239
Total municipals		12,702
Asset-backed obligations 0.72%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20303,9	3,940	4,123
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20593,7,9	1,461	1,474
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20213,9	47	47
		5,644
Total bonds, notes & other debt instruments (cost: $727,523,000)		741,938
Preferred securities 0.03% Consumer discretionary 0.03%	Shares
Neiman Marcus Group, Inc., preferred shares11	264,634	246
Total preferred securities (cost: $132,000)		246
Short-term securities 10.75% Money market investments 9.99%
Capital Group Central Cash Fund	779,908	77,983
Other short-term securities 0.76%	Principal amount (000)
Nigerian Treasury Bill 12.14% due 2/27/2020	NGN2,311,000	5,932
Total short-term securities (cost: $83,835,000)		83,915
Total investment securities 105.84% (cost: $811,490,000)		826,099
Other assets less liabilities (5.84)%		(45,583)
Net assets 100.00%		$780,516

American Funds Strategic Bond Fund — Page 6 of 11

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount12 (000)	Value at 6/30/201913 (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
30 Day Federal Funds Futures	Long	565	April 2020	$235,435	$231,857	$1,541
90 Day Euro Dollar Futures	Long	2,438	September 2019	609,500	597,280	697
90 Day Euro Dollar Futures	Short	2,438	September 2020	(609,500)	(600,022)	(796)
90 Day Euro Dollar Futures	Short	1,478	March 2021	(369,500)	(363,847)	(1,148)
2 Year U.S. Treasury Note Futures	Short	6	October 2019	(1,200)	(1,291)	(3)
5 Year Euro-Bobl Futures	Long	209	September 2019	€20,900	31,950	135
5 Year U.S. Treasury Note Futures	Long	440	October 2019	$44,000	51,989	774
10 Year U.S. Treasury Note Futures	Long	1,716	September 2019	171,600	219,594	571
10 Year Ultra U.S. Treasury Note Futures	Long	696	September 2019	69,600	96,135	1,026
20 Year U.S. Treasury Bond Futures	Short	158	September 2019	(15,800)	(24,584)	(666)
30 Year Ultra U.S. Treasury Bond Futures	Long	86	September 2019	8,600	15,270	134
						$2,265

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2019 (000)
Purchases (000)	Sales (000)
JPY789,185	USD7,327	HSBC Bank	7/10/2019	$—14
USD5,818	MXN115,000	Morgan Stanley	7/10/2019	(162)
USD5,781	KRW6,833,000	JPMorgan Chase	7/11/2019	(139)
USD10,262	INR720,000	JPMorgan Chase	7/11/2019	(151)
PLN40,850	EUR9,535	JPMorgan Chase	7/15/2019	89
MXN30,388	USD1,528	Citibank	7/15/2019	51
EUR230	USD260	JPMorgan Chase	7/15/2019	2
EUR3,194	PLN13,600	JPMorgan Chase	7/15/2019	(7)
USD1,257	SGD1,715	HSBC Bank	7/15/2019	(11)
USD797	SEK7,500	Citibank	7/15/2019	(12)
CAD2,948	USD2,221	Bank of America, N.A.	7/16/2019	31
MXN40,000	USD2,104	UBS AG	7/16/2019	(26)
USD1,362	EUR1,200	Bank of America, N.A.	7/17/2019	(5)
USD1,768	MXN34,150	HSBC Bank	7/17/2019	(6)
USD1,243	CAD1,648	JPMorgan Chase	7/17/2019	(16)
USD3,097	SGD4,230	HSBC Bank	7/17/2019	(30)
CLP459,100	USD662	HSBC Bank	7/18/2019	15
EUR2,454	NOK24,000	JPMorgan Chase	7/18/2019	(20)
CLP3,700,000	USD5,309	Standard Chartered Bank	7/19/2019	153
JPY2,398,000	USD22,171	UBS AG	7/19/2019	108
COP9,580,000	USD2,923	Goldman Sachs	7/19/2019	53
USD5,705	BRL22,000	HSBC Bank	7/19/2019	(12)
USD4,707	KRW5,569,600	JPMorgan Chase	7/19/2019	(120)
CAD11,475	USD8,590	HSBC Bank	7/23/2019	179
CAD10,000	USD7,463	Morgan Stanley	7/23/2019	178
USD2,918	MXN56,200	Goldman Sachs	7/23/2019	2
USD9,241	CAD12,100	Morgan Stanley	7/23/2019	(5)
USD147	EUR130	Goldman Sachs	7/24/2019	(2)
USD1,726	MXN33,247	UBS AG	7/25/2019	1
USD2,059	JPY222,261	Morgan Stanley	7/25/2019	(7)

American Funds Strategic Bond Fund — Page 7 of 11

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD3,712	GBP2,960	JPMorgan Chase	7/25/2019	$(53)
USD2,635	SEK25,000	UBS AG	7/25/2019	(62)
EUR5,107	MXN110,000	Goldman Sachs	7/26/2019	117
AUD3,825	USD2,654	JPMorgan Chase	7/26/2019	34
EUR1,875	USD2,124	Bank of America, N.A.	7/26/2019	13
JPY390,000	USD3,631	UBS AG	7/26/2019	(6)
MXN158,075	USD7,540	Goldman Sachs	9/17/2019	583
USD8,014	MXN158,075	Goldman Sachs	9/17/2019	(108)
				$649

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.37375%	U.S. EFFR	7/31/2019	$6,373,900	$31	$—	$31
2.374%	U.S. EFFR	7/31/2019	5,709,700	29	—	29
2.325%	U.S. EFFR	7/31/2019	816,900	(31)	—	(31)
2.305%	U.S. EFFR	7/31/2019	816,800	(46)	—	(46)
2.354%	U.S. EFFR	7/31/2019	6,184,600	(78)	—	(78)
2.328%	U.S. EFFR	7/31/2019	3,260,000	(116)	(6)	(110)
2.329%	U.S. EFFR	7/31/2019	4,007,600	(140)	—	(140)
2.33875%	U.S. EFFR	9/18/2019	1,240,600	521	—	521
2.2125%	U.S. EFFR	10/30/2019	3,164,500	1,185	—	1,185
2.24%	U.S. EFFR	10/30/2019	1,407,900	572	—	572
U.S. EFFR	2.295%	10/30/2019	1,864,500	(876)	—	(876)
2.296%	U.S. EFFR	1/29/2020	3,087,100	2,579	—	2,579
U.S. EFFR	1.7645%	1/29/2020	2,820,000	(339)	—	(339)
U.S. EFFR	1.7885%	1/29/2020	3,465,600	(529)	—	(529)
U.S. EFFR	2.0135%	1/29/2020	3,461,800	(1,576)	—	(1,576)
U.S. EFFR	2.0675%	1/29/2020	4,008,000	(2,116)	—	(2,116)
(0.223)%	EONIA	2/1/2020	€55,500	90	—	90
(0.122)%	6-month EURIBOR	2/1/2020	56,100	80	—	80
(0.2305)%	EONIA	2/2/2020	109,500	171	—	171
1.997%	U.S. EFFR	2/13/2020	$100	—14	—	—14
2.284%	U.S. EFFR	5/31/2020	150,000	673	—	673
3-month USD-LIBOR	2.674%	5/31/2020	150,000	(823)	—	(823)
2.48%	U.S. EFFR	12/20/2020	304,886	3,765	—	3,765
2.3355%	U.S. EFFR	1/7/2021	59,116	632	—	632
2.094%	U.S. EFFR	2/13/2021	85,300	671	—	671
3-month USD-LIBOR	2.465%	2/13/2021	86,100	(823)	—	(823)
2.386%	U.S. EFFR	3/8/2021	582,985	7,683	—	7,683
2.1125%	U.S. EFFR	3/28/2021	92,400	836	—	836
3-month USD-LIBOR	2.367%	3/28/2021	344,400	(3,191)	—	(3,191)
2.19875%	U.S. EFFR	5/7/2021	94,400	1,085	—	1,085
1.7775%	3-month USD-LIBOR	6/21/2021	271,900	(133)	—	(133)
8.54%	28-day MXN-TIIE	1/6/2022	MXN202,228	282	—	282
8.44%	28-day MXN-TIIE	1/7/2022	227,772	290	—	290

American Funds Strategic Bond Fund — Page 8 of 11

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
1.63%	U.S. EFFR	2/22/2022	$32,700	$102	$—	$102
2.197%	U.S. EFFR	4/18/2022	91,900	1,754	—	1,754
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	(62)	—	(62)
2.5775%	U.S. EFFR	7/16/2022	$228,977	2,653	—	2,653
2.10125%	U.S. EFFR	1/12/2023	36,000	759	—	759
2.045%	3-month USD-LIBOR	3/24/2023	53,800	420	—	420
2.55%	U.S. EFFR	4/26/2023	50,000	1,977	—	1,977
2.5815%	U.S. EFFR	5/25/2023	96,000	3,986	—	3,986
2.437%	U.S. EFFR	5/31/2023	180,000	6,508	—	6,508
3-month USD-LIBOR	2.815%	5/31/2023	180,000	(7,341)	—	(7,341)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	147	—	147
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(82)	—	(82)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(89)	—	(89)
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(3,277)	—	(3,277)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	675	—	675
U.S. EFFR	2.4435%	12/20/2023	14,017	(575)	—	(575)
7.79%	28-day MXN-TIIE	5/31/2024	MXN725,000	803	—	803
2.524%	3-month USD-LIBOR	4/14/2025	$9,000	338	—	338
2.354%	3-month USD-LIBOR	9/25/2025	109,600	3,045	—	3,045
3-month USD-LIBOR	2.638%	1/3/2026	57,500	(2,935)	—	(2,935)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	(65)	—	(65)
3-month USD-LIBOR	2.3925%	5/2/2026	$53,100	(1,943)	—	(1,943)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	¥1,200,000	7	—	7
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(364)	—	(364)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(227)	—	(227)
28-day MXN-TIIE	7.47%	4/5/2027	60,000	(7)	—	(7)
28-day MXN-TIIE	7.625%	5/20/2027	108,000	(64)	—	(64)
3-month USD-LIBOR	2.388%	10/31/2027	$89,000	(3,470)	—	(3,470)
2.91%	3-month USD-LIBOR	2/1/2028	19,100	764	—	764
2.908%	3-month USD-LIBOR	2/1/2028	19,100	762	—	762
2.925%	3-month USD-LIBOR	2/1/2028	15,300	622	—	622
2.92%	3-month USD-LIBOR	2/2/2028	14,500	586	—	586
6-month GBP-LIBOR	1.6567%	9/28/2028	£11,900	(846)	—	(846)
28-day MXN-TIIE	8.855%	12/28/2028	MXN126,589	(614)	—	(614)
U.S. EFFR	2.438%	1/11/2029	$77,000	(5,112)	—	(5,112)
3-month USD-LIBOR	2.724%	2/5/2029	69,240	(4,791)	—	(4,791)
3-month USD-LIBOR	2.7435%	2/6/2029	69,235	(4,911)	—	(4,911)
U.S. EFFR	2.32625%	4/18/2029	14,900	(848)	—	(848)
3-month USD-LIBOR	1.9675%	6/21/2029	58,400	(62)	—	(62)
3-month USD-LIBOR	2.679%	4/14/2030	4,800	(306)	—	(306)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	(2,643)	—	(2,643)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(310)	—	(310)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(96)	—	(96)
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	144	—	144
3-month USD-LIBOR	1.87%	8/18/2031	15,500	300	—	300
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(445)	—	(445)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(396)	—	(396)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(470)	—	(470)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(475)	—	(475)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(370)	—	(370)

American Funds Strategic Bond Fund — Page 9 of 11

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
6-month GBP-LIBOR	1.5872%	2/5/2039	£950	$(80)	$—	$(80)
6-month GBP-LIBOR	1.5877%	2/5/2039	1,600	(136)	—	(136)
U.S. EFFR	2.505%	3/22/2048	$2,500	(309)	—	(309)
U.S. EFFR	2.51375%	3/22/2048	2,800	(352)	—	(352)
U.S. EFFR	2.40875%	4/13/2048	14,000	(1,433)	—	(1,433)
U.S. EFFR	2.43625%	4/19/2048	14,000	(1,520)	—	(1,520)
U.S. EFFR	2.625%	5/25/2048	22,000	(3,324)	—	(3,324)
U.S. EFFR	2.52%	8/24/2048	5,700	(732)	—	(732)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	6,220	—	6,220
3-month USD-LIBOR	3.19%	11/29/2048	17,500	(3,854)	—	(3,854)
U.S. EFFR	2.544%	1/24/2049	5,700	(770)	—	(770)
U.S. EFFR	2.577%	1/30/2049	5,700	(813)	—	(813)
2.5625%	3-month USD-LIBOR	5/15/2049	32,350	2,586	—	2,586
					$(6)	$(10,997)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$84,163	$(6,391)	$(5,252)	$(1,139)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	409,715	(8,848)	(6,748)	(2,100)
					$(12,000)	$(3,239)

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $31,187,000, which represented 4.00% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $109,059,000, which represented 13.97% of the net assets of the fund.
4	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
5	Step bond; coupon rate may change at a later date.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,407,000, which represented .18% of the net assets of the fund.
7	Coupon rate may change periodically.
8	Scheduled interest and/or principal payment was not received.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Purchased on a TBA basis.
11	Security did not produce income during the last 12 months.
12	Notional amount is calculated based on the number of contracts and notional contract size.
13	Value is calculated based on the notional amount and current market price.
14	Amount less than one thousand.

American Funds Strategic Bond Fund — Page 10 of 11

unaudited

Key to abbreviations and symbols
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CLP = Chilean pesos	NGN = Nigerian naira
COP = Colombian pesos	NOK = Norwegian kroner
Dev. = Development	PLN = Polish zloty
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SEK = Swedish kronor
EONIA = Euro Overnight Index Average	SGD = Singapore dollars
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
INR = Indian rupees

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-112-0819O-S73217	American Funds Strategic Bond Fund — Page 11 of 11

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 30, 2019